UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                         Mezzacappa Long/Short Fund, LLC

                  Investment Company Act File Number: 811-21469

                                   Registrant
                         Mezzacappa Long/Short Fund, LLC
                                630 Fifth Avenue
                                   Suite 2600
                               New York, NY 10111
                                 (212)-332-1831

                                Agent For Service
                              Christopher S. Nagle
                                630 Fifth Avenue
                                   Suite 2600
                               New York, NY 10111
                                 (212)-332-1831


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
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The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mezzacappa Long/Short Fund, LLC

/s/ Christopher S. Nagle

Secretary/Treasurer

Date:  August 22, 2007